FINANCIAL INSTRUMENTS - Derivatives Measured at Fair Value (Details) - EUR (€) € in Millions	Dec. 31, 2022	Dec. 31, 2021
Disclosure of financial instruments measured at fair value [line items]
Other financial assets - derivatives	€ 39	€ 70
Other financial liabilities - derivatives	55	31
Level 1
Disclosure of financial instruments measured at fair value [line items]
Other financial assets - derivatives	6	41
Other financial liabilities - derivatives	17	13
Level 2
Disclosure of financial instruments measured at fair value [line items]
Other financial assets - derivatives	33	29
Other financial liabilities - derivatives	38	18
Level 3
Disclosure of financial instruments measured at fair value [line items]
Other financial assets - derivatives	0	0
Other financial liabilities - derivatives	€ 0	€ 0